Consolidated Statements of Changes in Shareholders’ Equity (Deficit) - USD ($)	Ordinary shares	Additional paid-in capital	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income (Loss)	Total
Balance at Dec. 31, 2021	$ 10,000	$ 222,400	$ 233,801		$ 466,201
Balance (in Shares) at Dec. 31, 2021	100,000,000
Net income			(378,220)		(378,220)
Foreign currency translation adjustment				29,105	29,105
Balance at Sep. 30, 2022	$ 10,000	222,400	(144,419)	29,105	117,086
Balance (in Shares) at Sep. 30, 2022	100,000,000
Balance at Dec. 31, 2022	$ 11,112	221,288	(1,224,575)	40,841	(951,334)
Balance (in Shares) at Dec. 31, 2022	111,120,000
Subsidiary spin-off			639,700		639,700
Net income			107,385		107,385
Foreign currency translation adjustment				21,310	21,310
Balance at Sep. 30, 2023	$ 11,112	$ 221,288	$ (477,490)	$ 62,151	$ (182,939)
Balance (in Shares) at Sep. 30, 2023	111,120,000